Consolidated Schedule of Investments (unaudited)	iShares® GSCI Commodity Dynamic Roll Strategy ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Certificates of Deposit

Banco Santander SA, 5.52%, 10/31/24	$6,560	$6,560,917
Bank of America NA
5.48%, 08/13/24	2,250	2,250,011
5.75%, 11/07/24	4,000	4,001,881
Bank of Montreal, 5.80%, 11/08/24	5,120	5,123,308
Bank of Montreal/Chicago IL, 5.64%, 02/18/25,
(1-day SOFR + 0.260%)(a)	3,750	3,749,925
Bank of Nova Scotia (The), 5.80%, 11/08/24	3,510	3,511,753
BNP Paribas SA, 5.83%, 08/08/24	6,820	6,820,425
Commonwealth Bank of Australia, 5.70%, 11/27/24	2,150	2,151,116
Cooperatieve Rabobank UA, 5.27%, 02/05/25	4,000	3,998,793
Credit Agricole Corporate & Investment Bank SA
5.12%, 06/02/25	1,730	1,734,741
5.40%, 08/21/24	6,250	6,249,744
Deutsche Bank AG/New York
5.65%, 11/07/24, (1-day SOFR + 0.290%)(a)	10,000	10,002,350
5.83%, 05/22/25, (1-day SOFR + 0.400%)(a)	6,250	6,251,999
HSBC Bank USA NA, 5.79%, 11/25/24	3,000	3,001,430
Lloyds Bank Corporate, 5.08%, 07/25/25	6,000	6,001,304
Mitsubishi UFJ Trust & Banking Corp./New York,
5.45%, 10/11/24, (1-day SOFR + 0.420%)(a)	3,000	3,001,689
Mizuho Bank Ltd./New York
5.58%, 11/06/24(a)	5,000	5,001,386
5.73%, 01/10/25, (1-day SOFR + 0.400%)(a)	5,000	5,004,176
MUFG Bank Ltd./New York, 5.57%, 10/25/24(a)	5,540	5,541,083
Northern Trust Co. (The), 5.40%, 09/20/24	5,530	5,529,099
Oversea-Chinese Banking Corp. Ltd.
5.45%, 09/17/24	2,880	2,880,127
5.56%, 11/26/24, (1-day SOFR + 0.230%)(a)	5,500	5,500,885
Oversea-Chinese Banking Corp. Ltd/New York,
5.56%, 12/09/24, (1-day SOFR + 0.230%)(a)	8,200	8,201,664
Sumitomo Mitsui Banking Corp., 5.58%, 09/27/24(a)	2,780	2,780,731
Sumitomo Mitsui Banking Corp./New York
5.45%, 11/07/24, (1-day SOFR + 0.240%)(a)	5,300	5,302,178
5.50%, 08/06/24, (1-day SOFR + 0.170%)(a)	4,090	4,090,026
5.67%, 03/18/25, (1-day SOFR + 0.340%)(a)	4,140	4,142,581
Svenska Handelsbanken/New York, 5.60%, 02/05/25,
(1-day SOFR + 0.270%)(a)	10,000	10,003,151
Toronto-Dominion Bank
5.00%, 01/16/25	6,777	6,764,185
6.00%, 10/02/24	5,000	5,002,908
Wells Fargo Bank N.A., 5.93%, 09/04/24,
(1-day SOFR + 0.600%)(a)	5,000	5,002,479
Westpac Banking Corp., 5.40%, 04/09/25	4,250	4,255,315

Total Certificates of Deposit — 16.6%
(Cost: $159,361,701)		159,413,360

Commercial Paper

Alinghi Funding Co. LLC, 5.31%, 01/08/25	7,110	6,945,204
American Honda Finance Corp.
5.54%, 09/09/24	10,000	9,938,852
5.54%, 09/19/24	2,000	1,984,722
Antalis SA, 5.33%, 08/01/24	9,900	9,898,534
Australia & New Zealand Banking Group Ltd.
5.04%, 06/26/25	5,750	5,496,051
5.25%, 12/16/24	8,530	8,361,604
Banco Santander SA, 5.43%, 10/11/24	6,000	5,935,584
Bayerische Landesbank/New York, 5.33%, 08/06/24	10,500	10,490,685
Security	Par (000)	Value

Bell Telephone Co. of Canada or Bell Canada (The),
5.43%, 08/06/24	$11,000	$10,990,050
BofA Securities Inc.
5.33%, 01/08/25	8,000	7,813,860
5.40%, 11/15/24	4,950	4,871,760
Britannia Funding Co. LLC
5.35%, 08/05/24	10,000	9,992,573
5.43%, 09/05/24	1,710	1,700,769
5.44%, 10/04/24	6,000	5,941,644
Cabot Trail Funding LLC, 5.45%, 10/07/24	1,400	1,385,729
Citigroup Global Markets Inc.
5.42%, 09/16/24	5,000	4,964,872
5.43%, 09/23/24	6,670	6,616,113
Commonwealth Bank of Australia
5.38%, 09/23/24	6,750	6,695,973
5.53%, 01/21/25	3,000	3,000,068
Concord Minutemen Capital Co. LLC
5.37%, 12/06/24	2,950	2,894,710
5.40%, 11/13/24	4,000	4,000,000
Credit Agricole Corporate and Investment Bank/New York, 5.32%, 08/23/24	5,550	5,531,189
CRH America Finance Inc.
5.46%, 08/13/24	4,500	4,491,147
5.55%, 09/23/24	8,000	7,934,000
DNB Bank ASA, 5.14%, 04/01/25	3,950	3,816,903
DUKE ENERGY Corp., 5.55%, 10/02/24	6,750	6,685,043
Fiserv Inc., 5.46%, 08/07/24	3,100	3,096,715
Florida Power & Light Co., 5.44%, 08/26/24	7,000	6,972,599
GTA Funding LLC, 5.41%, 11/01/24	8,000	7,889,785
HSBC USA Inc.
5.23%, 07/25/25	4,300	4,086,960
5.28%, 05/01/25	3,000	2,884,101
5.33%, 02/12/25	2,640	2,565,523
5.40%, 01/21/25	7,000	6,821,901
Hyundai Capital America
5.46%, 08/14/24	2,000	1,995,760
5.61%, 08/19/24	3,500	3,489,668
5.65%, 09/04/24	5,000	4,972,700
ING U.S. Funding LLC
5.36%, 11/22/24	7,000	6,883,177
5.39%, 10/24/24	5,800	5,727,077
5.40%, 09/03/24	2,025	2,014,726
5.40%, 09/06/24	1,620	1,611,066
5.58%, 11/18/24(a)	2,500	2,500,793
Ionic Funding LLC
5.43%, 08/15/24	2,380	2,374,625
5.46%, 08/20/24	4,000	3,987,904
Komatsu Finance America Inc., 5.37%, 09/27/24	4,000	3,965,720
Korea Development Bank (The), 5.37%, 11/01/24	10,000	9,863,274
Korea Development Bank/New York, 5.37%, 09/18/24	1,370	1,360,061
Lime Funding LLC, 5.41%, 09/06/24	5,120	5,091,705
Lloyds Bank Corporate Markets PLC/New York, 5.26%, 02/03/25	3,700	3,601,660
LSEGA Financing PLC, 5.46%, 09/04/24	7,000	6,963,046
LVMH Moet Hennessy Louis Vuitton SE, 5.35%, 11/12/24	2,470	2,432,395
Macquarie Bank Ltd.
5.14%, 07/24/25	6,350	6,041,235
5.17%, 06/20/25	3,650	3,487,846
5.65%, 03/03/25, (1-day SOFR + 0.280%)(a)(b)	3,990	3,990,856
Marriott International Inc./MD, 5.52%, 08/07/24	3,000	2,996,786
Mars Inc., 5.28%, 12/19/24	4,270	4,183,494

Consolidated Schedule of Investments (unaudited) (continued)	iShares® GSCI Commodity Dynamic Roll Strategy ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mohawk Industries Inc., 5.55%, 09/06/24	$5,000	$4,971,633
National Bank of Canada
5.14%, 06/05/25	6,360	6,091,051
5.14%, 06/12/25	6,560	6,276,861
5.61%, 04/25/25	4,000	4,000,102
Natixis SA/New York, 5.35%, 11/06/24	10,000	9,856,354
Nestle Finance International Ltd., 5.19%, 12/16/24	6,400	6,275,174
NextEra Energy Capital Holdings Inc.
5.49%, 08/21/24	5,890	5,871,196
5.55%, 09/24/24	3,050	3,024,372
Norfina Ltd., 5.39%, 10/10/24	8,490	8,400,664
PACCAR Financial Corp., 5.56%, 09/06/24	10,500	10,440,322
Penske Truck Leasing Co. LP, 5.63%, 09/06/24	5,000	4,971,215
PFIZER Inc., 5.22%, 01/07/25	3,000	2,932,000
PPG Industries Inc., 5.42%, 08/02/24	10,500	10,496,837
Pure Grove Funding, 5.35%, 12/12/24	8,310	8,147,691
Sanofi SA, 5.35%, 10/17/24	4,000	3,954,171
Sumitomo Mitsui Trust Bank Ltd/.Singapore, 5.43%, 10/02/24	9,350	9,261,957
Svensk Exportkredit AB, 5.32%, 09/25/24	5,000	4,958,944
Svenska Handelsbanken AB, 5.27%, 08/09/24	6,530	6,521,402
Telstra Group Ltd.
5.55%, 12/17/24	8,580	8,399,865
5.63%, 11/06/24	8,230	8,105,876
Toyota Industries Commercial Finance Inc., 5.32%, 11/22/24	8,000	7,867,552
Toyota Motor Credit Corp., 5.35%, 11/04/24	10,000	9,859,221
Versailles CDS LLC, 5.40%, 09/09/24	7,000	6,958,259
Volvo Treasury North America LP, 5.55%, 11/15/24	1,250	1,229,729
VW Credit Inc., 5.45%, 08/12/24	8,030	8,015,426
Westpac Banking Corp., 5.35%, 11/07/24	3,970	3,912,482
Westpac Securities NZ Ltd./London, 5.29%, 01/02/25	8,750	8,555,290

Total Commercial Paper — 48.1%
(Cost: $461,538,368)		461,586,443

U.S. Treasury Obligations(c)
U.S. Treasury Bill
5.07%, 02/20/25	5,000	4,863,577
5.10%, 06/12/25	10,000	9,597,872
5.11%, 01/30/25	3,000	2,925,418
5.15%, 01/23/25	3,500	3,416,459
Security	Par (000)	Value

5.30%, 10/24/24	$5,000	$4,940,045
5.31%, 01/02/25	8,000	7,831,447
5.33%, 12/26/24	4,000	3,919,786
5.34%, 10/17/24	10,000	9,889,858
5.36%, 09/26/24	5,000	4,959,099
5.37%, 09/19/24	8,000	7,942,863
5.37%, 11/05/24	9,500	9,370,306
5.38%, 09/12/24	8,000	7,950,702
5.38%, 10/08/24	19,500	19,309,185
5.38%, 10/22/24	14,250	14,082,888
5.39%, 08/29/24	3,000	2,987,692
5.39%, 10/03/24	14,000	13,873,049
5.40%, 08/15/24	9,500	9,480,548
5.40%, 09/05/24	16,000	15,917,916
5.41%, 09/24/24	7,500	7,440,881

Total U.S. Treasury Obligations — 16.8%
(Cost: $160,670,107)		160,699,591

	Shares

Money Market Funds

BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(d)(e)	95,432,360	95,432,360

Total Money Market Funds — 9.9%
(Cost: $95,432,360)		95,432,360

Total Investments — 91.4%
(Cost: $877,002,536)		877,131,754

Other Assets Less Liabilities — 8.6%		82,023,594

Net Assets — 100.0%		$959,155,348

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Rates are discount rates or a range of discount rates as of period end.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$75,490,095	$19,942,265	(a)	$—	$—	$—	$95,432,360	95,432,360	$2,960,649	$—

(a)	Represents net amount purchased (sold).

Consolidated Schedule of Investments (unaudited) (continued)	iShares® GSCI Commodity Dynamic Roll Strategy ETF
July 31, 2024

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Brent Crude Oil	2,501	08/30/24	$202,181	$(2,315,860)
Cocoa	117	09/13/24	9,468	(808,560)
LME Lead	103	09/16/24	5,342	(298,561)
WTI Crude Oil	2,481	09/20/24	190,640	1,155,770
RBOB Gasoline	411	09/30/24	38,946	(1,433,103)
Lean Hogs	614	10/14/24	18,647	(2,374,201)
Cattle Feeder	155	10/31/24	19,852	(89,237)
Live Cattle	611	10/31/24	45,623	683,189
Soybean	561	11/14/24	28,681	(3,698,766)
Cotton	246	12/06/24	8,486	(1,428,082)
Gas Oil	686	12/12/24	50,507	(3,512,783)
Wheat	881	12/13/24	24,316	(4,948,613)
Wheat KCBT	342	12/13/24	9,674	(1,928,946)
LME Zinc	120	12/16/24	8,088	(337,580)
Coffee	130	12/18/24	11,122	263,578
Silver	37	12/27/24	5,433	115,759
Natural Gas	929	02/26/25	27,638	(2,317,712)
NY Harbor ULSD (Heat Oil)	392	03/31/25	39,839	(1,558,451)
Gold 100 OZ	227	04/28/25	57,115	786,070
Sugar	774	04/30/25	16,046	(31,133)
Corn	1,975	12/12/25	43,968	(4,385,238)
LME Copper	214	12/15/25	51,015	2,564,243
LME Nickel	79	12/15/25	8,362	(652,343)
LME PRI Aluminum	608	12/15/25	37,260	(1,802,582)
				$(28,353,142)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® GSCI Commodity Dynamic Roll Strategy ETF
July 31, 2024

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Certificates of Deposit	$—	$159,413,360	$—	$159,413,360
Commercial Paper	—	461,586,443	—	461,586,443
U.S. Treasury Obligations	—	160,699,591	—	160,699,591
Short-Term Securities
Money Market Funds	95,432,360	—	—	95,432,360
	$95,432,360	$781,699,394	$—	$877,131,754
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$5,568,609	$—	$—	$5,568,609
Liabilities
Commodity Contracts	(33,921,751)	—	—	(33,921,751)
	$(28,353,142)	$—	$—	(28,353,142)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

SOFR	Secured Overnight Financing Rate

4